Deferred Policy Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	$ 3,543,925	$ 3,314,715
Deferred Policy Acquisition Costs Assumed [Member]
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	3,605,611	3,377,073
Deferred Policy Acquisition Costs Retroceded [Member]
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	$ (61,686)	$ (62,358)